Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

Year (1)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (2)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return	Net Income (Loss)
2024	$630,051	$630,051	$88,600	$88,600	6.19	$(4,392,880)
2023	$569,009	$569,009	$62,692	$62,692	6.79	$(3,700,683)
2022	$352,500	$352,500	$15,000	$15,000	15.83	$(3,908,551)

(1)	The PEO (CEO) in the 2024, 2023 and 2022 reporting year is Eric Weisblum. The non-PEO NEOs in the 2024, 2023 and 2022 reporting year is Dan Ryweck.

(2)	The CAP was calculated beginning with the PEO’s SCT total. No amounts were deducted from or added to the applicable SCT total compensation. Since all equity awards were fully vested prior to 2021, no reconciliation to with respect to equity awards for summary compensation numbers was required.

Named Executive Officers, Footnote		The non-PEO NEOs in the 2024, 2023 and 2022 reporting year is Dan Ryweck.
PEO Total Compensation Amount	[1]	$ 630,051	$ 569,009	$ 352,500
PEO Actually Paid Compensation Amount	[1],[2]	630,051	569,009	352,500
Non-PEO NEO Average Total Compensation Amount	[1]	88,600	62,692	15,000
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	88,600	62,692	15,000
Total Shareholder Return Amount	[1]	6.19	6.79	15.83
Net Income (Loss)	[1]	$ (4,392,880)	$ (3,700,683)	$ (3,908,551)
PEO Name		Eric Weisblum.	Eric Weisblum.	Eric Weisblum.

[1]	(1)The PEO (CEO) in the 2024, 2023 and 2022 reporting year is Eric Weisblum. The non-PEO NEOs in the 2024, 2023 and 2022 reporting year is Dan Ryweck.
[2]	The CAP was calculated beginning with the PEO’s SCT total. No amounts were deducted from or added to the applicable SCT total compensation. Since all equity awards were fully vested prior to 2021, no reconciliation to with respect to equity awards for summary compensation numbers was required.